Agreements and Transactions of Related Parties (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions	$ 261,681	$ 263,844	$ 196,358
CPA 14
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions		59,605	23,387
CPA 15
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions	21,563	31,489	31,172
CPA 16 - Global
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions	50,825	40,555	28,478
CPA 17 - Global
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions	173,262	124,465	112,386
CWI
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions	15,334	6,745
Other
Asset management fees
Investment Banking Advisory Brokerage And Underwriting Fees And Commissions	$ 697	$ 985	$ 935